Certnys

1-34363

NYSE Regulation

12028303

NYSE Regulation, Inc.
11 Wall Street
New York, NY 10005

October 12, 2012

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: EGA Emerging Global Shares Trust
CIK: 0001450501
SEC File No.: 001-34363
Form Type: 8-A12B
Filing Date: 10/12/2012

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

EGShares Emerging Markets Core ETF

The Exchange requests acceleration of registration of the security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5839. Your assistance is greatly appreciated.

Sincerely,

Reid Carroll

Reid Carroll